UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Skystone Advisors LLC
Address:              Two International Place
                      18th Floor
                      Boston, MA 02110

Form 13F File Number: 028-12366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Kerry Nelson
Title:                Managing Member
Phone:                (617) 603-2081

Signature, Place, and Date of Signing:

/s/ Kerry Nelson                   Boston, MA                  May 14, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Confidential information has been omitted from this public Form 13F and has been filed separately with the SEC, along with a request for confidential treatment.

No.:     13F File Number:         Name:
1        028-12374                Kerry Nelson

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     242,211
                                            (x$1000)

                                  FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: SKYSTONE ADVISORS LLC
                                        As of 3/31/07

  Column 1                    Column 2    Column 3   Column 4         Column 5       Column 6    Column 7    Column 8

  Name of                     Title of     CUSIP      Value     Shares or  SH/ PUT/  Investment  Other        Voting
  Issuer                       Class       Number    (x$1000)   Principal  PRN CALL   Discretion  Managers    Authority
                                                                Amount

                                                                                                             Sole      Shared  None

ADVANCED MEDICAL OPTICS INC   COM          00763M108   12,622     339,300  SH        DEFINED     1           339,300
AMERICAN DENTAL PARTNERS      COM          025353103   20,658     952,426  SH        DEFINED     1           952,426
AMERICAS CAR MART INC         COM          03062T105    9,169     687,104  SH        DEFINED     1           687,104
BARRETT BUSINESS SERVICES IN  COM          068463108    2,518     109,353  SH        DEFINED     1           109,353
BEACON ROOFING SUPPLY INC     COM          073685109    2,692     166,432  SH        DEFINED     1           166,432
CARTER INC                    COM          146229109   11,981     472,800  SH        DEFINED     1           472,800
CHARLES RIV LABS INTL INC     COM          159864107   26,812     579,600  SH        DEFINED     1           579,600
COLLEGIATE PACIFIC INC        COM NEW      194589206   11,979   1,535,800  SH        DEFINED     1         1,535,800
DAVITA INC                    COM          23918K108   12,149     227,849  SH        DEFINED     1           227,849
EDUCATE INC                   COM          28138P100    4,652     607,719  SH        DEFINED     1           607,719
GUITAR CTR MGMT INC           COM          402040109   13,573     300,748  SH        DEFINED     1           300,748
HARVARD BIOSCIENCE INC        COM          416906105   21,592   4,498,416  SH        DEFINED     1         4,498,416
INTERLINE BRANDS INC          COM          458743101   14,936     681,390  SH        DEFINED     1           681,390
JACKSON HEWITT TAX SVCS INC   COM          468202106    7,337     228,012  SH        DEFINED     1           228,012
KEYSTONE AUTOMOTIVE INDS INC  COM          49338N109    1,269      37,670  SH        DEFINED     1            37,670
MOLDFLOW CORP                 COM          608507109    6,718     446,366  SH        DEFINED     1           446,366
MULTI COLOR CORP              COM          625383104    6,028     171,839  SH        DEFINED     1           171,839
OPTIONSXPRESS HLDGS INC       COM          684010101    9,258     393,691  SH        DEFINED     1           393,691
PEDIATRIX MED GROUP           COM          705324101   20,026     350,957  SH        DEFINED     1           350,957
RADIATION THERAPY SVCS INC    COM          750323206   12,228     399,355  SH        DEFINED     1           399,355
SCHEIN HENRY INC              COM          806407102   14,014     253,995  SH        DEFINED     1           253,995
